TAX STATUS (Details) - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025
TAX STATUS
Determination letter obtained	true
Determination letter date	Jun. 30, 2020